Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
DWS Short Duration Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide high income while also seeking to maintain a high degree of stability of shareholders’ capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 54), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 115) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through January 31, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 0.78%, 0.78%, 1.53%, 0.53% and 0.53% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of the original purchase date.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in DWS funds or if you invest at least $250,000 in Class T shares in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class T, Class C, Institutional Class and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal market conditions, the fund invests at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four credit rating categories by a nationally recognized statistical rating organization (a “NRSRO”) (or, if unrated, determined by the fund's investment advisor to be of similar quality). The fund may invest in securities of varying maturities. The fund normally seeks to maintain an average portfolio duration (a measure of sensitivity to interest rate movements) of no longer than three years by investing in fixed income securities with short-to intermediate-term maturities.The fund may also invest up to 10% of its assets in domestic and foreign below investment-grade fixed income securities (“junk bonds”) rated in the fifth and sixth highest credit rating categories by the three major NRSROs (Moody’s Investor Services, Inc., Fitch Investors Services, Inc., and Standard and Poor’s Ratings Group) or, if unrated, determined by the fund's investment advisor to be of similar quality, including those whose issuers are located in countries with new or emerging securities markets. Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.Fixed income securities in which the fund may invest include US government securities or obligations that are issued or guaranteed by the US Treasury or by agencies or instrumentalities of the US government; obligations backed by such US government securities; US dollar-denominated fixed income securities of domestic or foreign corporations, including adjustable rate loans that have a senior right to payment (“senior loans”) and other floating rate debt instruments; US dollar-denominated fixed income securities of foreign governments or supranational entities; US dollar-denominated asset-backed securities issued by domestic or foreign entities; non-US dollar-denominated fixed income securities of foreign corporations, foreign governments or supranational entities; mortgage pass-through securities issued by governmental and non-governmental issuers; collateralized mortgage obligations, real estate mortgage investment conduits and commercial mortgage-backed securities; collateralized loan obligations; short-term investments, including money market mutual funds. Portfolio management seeks diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment-grade fixed income markets.The fund invests in short-term investments to meet shareholder withdrawals and other liquidity needs. Short-term investments will be rated at the time of purchase within one of the top two short-term rating categories by a NRSRO or, if unrated, determined by the fund’s investment advisor to be of similar quality.The fund may also invest in Rule 144A securities, securities or instruments on a when-issued, delayed delivery or forward commitment basis (e.g., TBA securities), repurchase agreements, reverse repurchase agreements and dollar rolls.Management process. Portfolio management uses a top-down and bottom-up approach, first focusing on sector allocations, then using relative value analysis to select the best securities within each sector. When selecting securities, portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.Portfolio management may consider information about Environmental, Social and Governance (ESG) issues in its fundamental research process and when making investment decisions.Derivatives. Portfolio management generally may use interest rate swaps or futures contracts, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may also use (i) credit default swaps to seek to increase the fund’s income, to gain exposure to a bond issuer’s credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund’s portfolio, (ii) options on interest rate futures to hedge interest rate movements of portfolio assets and (iii) total return swaps to seek to enhance potential gains.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the effective duration of the fund’s debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the fund, which may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Senior loans typically have adjustable interest rates. However, because floating rates on senior loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in senior loan defaults, which may cause a further decline in the fund’s value. The fund may be subject to a greater risk of rising interest rates following periods of low rates, including the current low rate period. In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates considerably. If these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes, the fund could be adversely affected by periods of heightened volatility and uncertainty. Finally, a decrease in interest rates could adversely affect the income earned by the fund from its senior loans.London Interbank Offered Rate (LIBOR), the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021, although the US Dollar LIBOR phase out may extend past 2021 for certain existing contracts. The fund or the instruments in which the fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the fund of the transition away from LIBOR.Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.Because the issuers of high yield debt securities, or junk bonds (debt securities rated below the fourth highest credit rating category), may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high yield securities is greater than for higher-rated securities.Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund's ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.High yield debt securities risk. High yield debt securities, or junk bonds, are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. High yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.Senior loans risk. The fund invests in senior loans that may not be rated by a rating agency, registered with the SEC or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. The Advisor relies on its own evaluation of the creditworthiness of borrowers, but will consider, and may rely in part on, analyses performed by others. As a result, the fund is particularly dependent on the analytical abilities of the Advisor.Senior loans may not be considered “securities,” and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud and misrepresentation protections of the federal securities laws. Senior loans involve other risks, including credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.Because affiliates of the Advisor may participate in the primary and secondary market for senior loans, limitations under applicable law may restrict the fund’s ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition. The fund also may be in possession of material non-public information about a borrower as a result of its ownership of a senior loan. Because of prohibitions on trading in securities of issuers while in possession of such information, the fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so. If the Advisor wishes to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.Forward commitment risk. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g., TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement (the Trade Agreement), provisionally applied effective January 1, 2021. As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. Among other things, the Trade Agreement provides for zero tariffs and zero quotas on all goods that comply with appropriate rules of origin and establishes the treatment and level of access the United Kingdom and EU have agreed to grant each other’s service suppliers and investors. In addition to trade in goods and services and investment, the Trade Agreement also covers digital trade, intellectual property, public procurement, aviation and road transport, energy, fisheries, social security coordination, law enforcement and judicial cooperation in criminal matters, thematic cooperation and participation in EU programs. Even with the Trade Agreement in place, the United Kingdom’s withdrawal from the EU may create new barriers to trade in goods and services and to cross-border mobility and exchanges, including with respect to trade in financial services which is not comprehensively addressed in the Trade Agreement and remains subject to negotiation between the United Kingdom and the EU. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance.Mortgage-backed and other asset-backed securities risk. These securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities and may expose the fund to a lower rate of return on reinvestment. Mortgage-backed securities not backed by a government guarantee may be subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan.Investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Collateralized loan obligations (“CLOs”) are asset-backed securities whose underlying assets consist of a “pool”of loans issued in classes or “tranches” that may vary in risk and yield. CLOs may experience substantial losses due to defaults on underlying assets, which will be borne first by the holders of subordinate tranches. Investments in CLOs may decrease in value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class and such risks may be magnified depending on the tranche of CLO securities in which the fund invests.Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.ESG investing risk. When portfolio management considers ESG factors in its fundamental research process and when making investment decisions, there is a risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.The performance figures for Class T shares prior to class inception are based on the historical performance of the fund’s Class S shares adjusted to reflect the higher expenses and applicable sales charges of Class T.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsPeriod endingBest Quarter5.47%June 30, 2020Worst Quarter-4.01%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For periods ended 12/31/2020 expressed as a %)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	 Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.75%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS Short Duration Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 303
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	1,244
1 Year	rr_ExpenseExampleNoRedemptionYear01	303
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	679
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,244
2011	rr_AnnualReturn2011	0.11%
2012	rr_AnnualReturn2012	4.20%
2013	rr_AnnualReturn2013	1.31%
2014	rr_AnnualReturn2014	0.23%
2015	rr_AnnualReturn2015	(0.22%)
2016	rr_AnnualReturn2016	1.90%
2017	rr_AnnualReturn2017	2.23%
2018	rr_AnnualReturn2018	0.55%
2019	rr_AnnualReturn2019	5.46%
2020	rr_AnnualReturn2020	4.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.01%)
DWS Short Duration Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 328
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	703
10 Years	rr_ExpenseExampleYear10	1,266
1 Year	rr_ExpenseExampleNoRedemptionYear01	328
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	703
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,266
DWS Short Duration Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	$ 256
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	864
10 Years	rr_ExpenseExampleYear10	1,894
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	498
5 Years	rr_ExpenseExampleNoRedemptionYear05	864
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,894
DWS Short Duration Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_ExpenseExampleNoRedemptionYear01	53
3 Years	rr_ExpenseExampleNoRedemptionYear03	167
5 Years	rr_ExpenseExampleNoRedemptionYear05	291
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 653
DWS Short Duration Fund | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	332
10 Years	rr_ExpenseExampleYear10	755
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	187
5 Years	rr_ExpenseExampleNoRedemptionYear05	332
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 755
DWS Short Duration Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.37%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.53%
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	198
5 Years	rr_ExpenseExampleYear05	355
10 Years	rr_ExpenseExampleYear10	810
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	198
5 Years	rr_ExpenseExampleNoRedemptionYear05	355
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 810
DWS Short Duration Fund | before tax | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.42%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.76%	[1]
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2002	[1]
DWS Short Duration Fund | before tax | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2017
DWS Short Duration Fund | before tax | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.23%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2003
DWS Short Duration Fund | before tax | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2014
DWS Short Duration Fund | before tax | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2008
DWS Short Duration Fund | before tax | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 23, 1998
DWS Short Duration Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	0.22%
10 Years	rr_AverageAnnualReturnYear10	(0.72%)
DWS Short Duration Fund | After tax on distributions and sale of fund shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.13%
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	(0.50%)
DWS Short Duration Fund | Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
DWS Short Duration Fund | Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.33%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	1.60%

[1]	Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.75%